Notes Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Nov. 30, 2017	Sep. 01, 2016
Debt Disclosure [Abstract]
Note Payable						$ 500,000	$ 40,122
Interest Rate of Note Payable							0.00%
Monthly Payament Amount							$ 1,115
Discount							$ 36,634
Term of Note Payable							3
Balance on the Note					$ 26,130
Interest Expense on Note 1	$ 631	$ 629	$ 493	$ 710
Interest Expense on Note 2			521	$ 710	$ 1,755
Loss on extinguishment						$ 15,256
Interest Bearing Notes			$ 30,000